Income Tax Expense - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax liabilities related to investments in subsidiaries	¥ 2,670	¥ 4,013
Applicable tax rate	30.60%	30.60%	30.60%
US Business Segment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease Through Derecognition Deferred Tax Assets	¥ 3,460
US Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	22.00%